Note 7 - Shareholders' Equity (Details Textual) € / shares in Units, € in Thousands						2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Apr. 25, 2017 shares	Apr. 26, 2016 shares	Jan. 18, 2013 shares	Jun. 25, 2010 shares	Oct. 29, 2007 shares	Jul. 31, 2001 EUR (€) shares	Dec. 31, 1998 EUR (€) shares	Jun. 30, 2018 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 shares	Jun. 30, 2018 € / shares shares	Feb. 18, 2016 shares	Dec. 31, 2015 shares	Dec. 19, 2012 shares	Jun. 24, 2010 shares	May 22, 2007 shares
Common Stock, Shares, Issued, Total								29,368,394	29,368,394		29,368,394
Common Stock, Par or Stated Value Per Share | € / shares									€ 0.13		€ 0.13
Common Stock, Shares, Outstanding, Ending Balance								28,997,866	28,997,866		28,997,866
Treasury Stock, Shares, Ending Balance								370,528	370,528		370,528
Treasury Stock, Shares, Acquired						180,290	190,238
Treasury Stock, Value, Acquired, Par Value Method | €						€ 493	€ 649
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								0
The 2010 Plan [Member]
Common Stock, Shares Subscribed but Unissued															229,100
The 2012 Plan [Member]
Common Stock, Shares Subscribed but Unissued														500,000
The 2016 Plan [Member]
Common Stock, Shares Subscribed but Unissued												1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									260,000	575,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								1,187,600	1,207,600	1,427,438	1,187,600		917,188
Employee Stock Option [Member] | The 2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				95,912	504,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								50,000			50,000
Employee Stock Option [Member] | The 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				229,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								120,100			120,100
Employee Stock Option [Member] | The 2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								297,500			297,500
Employee Stock Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	260,000	575,000
Employee Stock Option [Member] | The 2016 Plan [Member] | April 26, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								505,000			505,000
Employee Stock Option [Member] | The 2016 Plan [Member] | April 25, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance								215,000			215,000
The 2007 Plan [Member]
Common Stock, Shares Subscribed but Unissued																600,000
Options to Purchase Treasury Shares or To Subscribe New Shares [Member]
Shares Issued, Price Per Share | $ / shares								$ 3.03
Treasury Stock, Held for Purchase for Option Holder Exercises [Member]
Treasury Stock, Shares, Ending Balance								127,100			127,100
Treasury Stock, Reissuance Price Per Share | € / shares											€ 2.38